SCOUT
TAX-FREE
MONEY MARKET
FUND


A no-load mutual fund
principally invested in
short-term municipal
securities seeking to provide
maximum income exempt
from federal income tax
consistent with safety of
principal and maintenance
of liquidity.


Annual Report
June 30, 1998


TO THE SHAREHOLDERS

Scout Tax-Free Money Market Fund earned 0.78% for the quarter ended June 30,1998. The Fund's 7-day current yield on June 30 was 3.12%. The Fund principally invests in short-term municipal securities, and seeks to provide maximum investment income exempt from federal income tax consistent with safety of principal and liquidity.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share. Income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

The Fund finished the quarter with a 30-day annualized yield of 3.14%, versus an average of 3.08% for tax-free money market funds overall. Short-term tax-free yields were roughly 30 basis points higher than at the close of the first quarter. While the availability of attractive assets was low, cash in-flows also were light and this supported short-term rates.

The broad market appears to be positioning for a reduction of the Fed Funds target rate, now at 5.50%. We still do not believe that economic data point clearly to a rate move in either direction by the policy-making Federal Open Market Committee (FOMC). In fact, the FOMC has kept a bias toward increasing the Fed Funds rate.

The Fund has maintained what we consider a substantially higher level of credit quality than the average fund. We do so by avoiding "weak" issuers that rely heavily on credit enhancement for their ratings. The Fund also will maintain a moderate average maturity in the 15- to 25-day range, consistent with our reluctance to predict the direction of interest rates.

The Fund's investment management style should continue to make it an outstanding option for investors in the upper tax brackets who seek solid yields with top-tier credit quality.

Investment Officer J. Eric Kelley of UMB Investment Advisors has participated in managing the Fund during the past two years. He will be responsible for the Fund in the future, continuing the investment style that our shareholders have come to expect. Look for his name on future shareholder letters.

We appreciate your continued interest in the Scout Tax-Free Money Market Fund and we welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust
UMB Investment Advisors

CHART - Fund Diversification
Commercial Paper        66%
Demand Notes            34%
As of June 30, 1998, statement of assets.


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal amount invested.



FINANCIAL STATEMENTS
Statement of Net Assets
June 30, 1998

        Face                                                                            Market
State   Amount          Description                                                     Value
ALASKA
     $  1,000,000       Alaska State, Tax-Exempt Commercial Paper,
                        5.00%, due July 1, 1998                                     $   1,000,000
ALABAMA
	1,400,000	Columbia Alabama Industrial Development Board,
			Pollution Control Rev. (Alabama Power), Series D,
                        Var. Rate, due October 1, 2022                                  1,400,000
ARIZONA
	1,000,000	Maricopa County Arizona (Southern California Edison),
			Tax-Exempt Commercial Paper,
                        3.50%, due July 13, 1998                                        1,000,000
	1,000,000	Maricopa County Arizona (Southern California Edison),
			Tax-Exempt Commercial Paper,
                        3.50%, due July 15, 1998                                        1,000,000
	2,600,000	Maricopa County Arizona (Southern California Edison),
			Tax-Exempt Commercial Paper,
                        3.55%, due August 6, 1998                                       2,600,000
	1,000,000	Salt River Project Agricultural Improvement & Power District,
			Arizona Tax-Exempt Commercial Paper,
                        3.55%, due August 6, 1998                                       1,000,000
FLORIDA	3,500,000	Gainsville Florida, Utility Bonds, Series C,
                        3.55%, due July 9, 1998                                         3,500,000
	2,500,000	Jacksonville Florida, Pollution Control Rev. (FPL),
                        Tax-Exempt Commercial Paper, 3.65%, due July 1, 1998            2,500,000
	1,000,000	Jacksonville Florida, Pollution Control Rev., Series 94,
                        Tax-Exempt Commercial Paper, 3.80%, due August 3, 1998          1,000,000
	1,000,000	Jacksonville Florida, Pollution Control Rev., Series 92,
                        Tax-Exempt Commercial Paper, 3.60%, due August 4, 1998          1,000,000
	3,000,000	Jacksonville Florida, Electric Auth., Series 94A,
                        Tax-Exempt Commercial Paper, 3.60%, due July 13, 1998           3,000,000
GEORGIA	1,000,000	Burke County Georgia, Pollution Control Rev.
                        (Georgia Power Co.),
                        Var. Rate, due July 1, 2024                                     1,000,000
	1,400,000	Burke County Georgia, Pollution Control Rev.
                        (Georgia Power Co.),  Series 5,
                        Var. Rate, due July 1, 2024                                     1,400,000
	5,000,000	Effingham County Georgia, Pollution Control Rev.
                        (Savannah Electric & Power),
                        Var. Rate, due April 1, 2037                                    5,000,000
ILLINOIS
          500,000       Sauget Illinois, Pollution Control Rev.
                        (Monsanto Co. Project),
                        Var. Rate, due September 1, 2014                                  500,000
	1,500,000	Sauget Illinois, Pollution Control Rev.
                        (Monsanto Co. Project),
                        Var. Rate, due May 1, 2028                                      1,500,000
INDIANA	1,000,000	Hammond Indiana, Pollution Control Rev. (Amoco),
                        Var. Rate, due February 1, 2022                                 1,000,000
	1,000,000	Jasper County Indiana, Pollution Control Rev.,
                        Tax-Exempt Commercial Paper,
                        3.70%, due July 9, 1998                                         1,000,000
	1,000,000	Jasper County Indiana, Pollution Control Rev.,
                        Tax-Exempt Commercial Paper,
			3.55%, due July 15 1998			1,000,000
          900,000       Rockport Indiana, Pollution Control Rev. (AEP),
                        Var. Rate, due July 1, 2025                                       900,000
	2,000,000	Sullivan County Indiana, Pollution Control Rev, Series 85 L3,
                        Tax-Exempt Commercial Paper, 3.40%, due July 15, 1998           2,000,000
	1,000,000	Sullivan County Indiana, Pollution Control Rev, Series 85 L2,
                        Tax-Exempt Commercial Paper, 3.55%, due August 4, 1998          1,000,000
KENTUCKY
	3,500,000	Trimble County Kentucky, Pollution Control Rev. (LG&E),
                        Tax-Exempt Commercial Paper, 3.85%, due July 2, 1998            3,500,000
	2,000,000	Trimble County Kentucky, Pollution Control Rev., Series 92A,
                        Tax-Exempt Commercial Paper, 3.60%, due July 14, 1998           2,000,000
LOUISIANA
	1,300,000	West Baton Rouge Louisiana, Industrial Dist.
                        (Dow Chemical), Series B,
                        Var. Rate, due December 1, 2016                                 1,300,000
MARYLAND
	2,000,000	Baltimore County Maryland, Construction Improvement,
                        Series 95,
                        3.80%, due July 2, 1998                                         2,000,000
MASSACHUSETTS
	4,000,000	Massachusetts State Industrial Finance Agency, Series 93A,
                        Tax-Exempt Commercial Paper, 3.75%, due July 10, 1998           4,000,000
	1,500,000	Massachusetts State Industrial Finance Agency, Series 93B,
                        Tax-Exempt Commercial Paper, 3.75%, due July 8, 1998            1,500,000
	5,900,000	Massachusetts State Health & Education Auth.
                        (Amherst College),
                        Var. Rate, due November 1, 2026                                 5,900,000
MISSOURI
        1,000,000       Missouri Environment Improvement Rev.,
                        Tax-Exempt Commercial Paper,
                        3.75%, due July 1, 1998                                         1,000,000
	2,000,000	Missouri Environment Improvement Rev.,
                        Tax-Exempt Commercial Paper,
                        3.75%, due July 7, 1998                                         2,000,000
	1,000,000	Missouri Environment Improvement Rev.,
                        Tax-Exempt Commercial Paper,
                        3.70%, due July 16, 1998                                        1,000,000
	1,000,000	Missouri Environment Improvement Rev.
                        (Monsanto Co.),
                        Var. Rate, due June 1, 2023                                     1,000,000
	1,200,000	St. Charles Missouri, Industrial Development Auth,
			Pollution Control Rev. (Monsanto Co.),
                        Var. Rate, due July 1, 2021                                     1,200,000
NEBRASKA
	1,000,000	Omaha Public Power District Electric Rev.,
                        Tax-Exempt Commercial Paper,
                        3.60%, due August 5, 1998                                       1,000,000
NORTH CAROLINA
	2,500,000	Wake County North Carolina,
                        Industrial Facility & Pollution Control Auth.
			(Carolina Power & Light),
                        Var. Rate, due May 1, 2015                                      2,500,000
OKLAHOMA
          500,000       Garfield County Oklahoma, Industrial Auth.,
                        Pollution Control Rev.
			(Oklahoma Gas & Electric Company),
                        Var. Rate, due January 1, 2025                                    500,000
SOUTH CAROLINA
	1,000,000	South Carolina Public Services Auth.,
                        Tax-Exempt Commercial Paper,
                        3.60%, due August 4, 1998                                       1,000,000
	2,100,000	York County South Carolina (Duke Power),
                        Tax-Exempt Commercial Paper,
                        3.75%, due July 7, 1998                                         2,100,000
	2,000,000	York County South Carolina (Duke Power),
                        Tax-Exempt Commercial Paper,
                        3.75%, due July 21, 1998                                        2,000,000
TENNESSEE
	1,000,000	Metro Government, Nashville Tennessee, Series 89A,
                        Tax-Exempt Commercial Paper,
                        3.80%, due July 28, 1998                                        1,000,000
	1,000,000	Shelby County Tennessee, Series 97A,
                        Tax-Exempt Commercial Paper,
                        3.50%, due July 14, 1998                                        1,000,000
	2,000,000	Shelby County Tennessee, Series 97A,
                        Tax-Exempt Commercial Paper,
                        3.55%, due August 4, 1998                                       2,000,000
TEXAS
        1,950,000       Austin Texas Combined Utility Rev., Series A,
                        Tax-Exempt Commercial Paper,
                        3.45%, due July 15, 1998                                        1,950,000
        1,500,000       Austin Texas, Utility System Rev.,
                        Tax-Exempt Commercial Paper,
                        3.65%, due July 8, 1998                                         1,500,000
	1,100,000	Brazos River Auth. Texas (Monsanto Co.),
                        Var. Rate, due February 1, 2004                                 1,100,000
	1,100,000	Brazos River Harbor Texas,
                        Industrial Development Corporation
                        (Monsanto Co.),
                        Var. Rate, due March 1, 2021                                    1,100,000
          900,000       Gulf Coast Texas Waste Disposal Auth.
                        (Monsanto Co.),
                        Var. Rate, due July 1, 2001                                       900,000
	1,700,000	Lower Neches Valley Texas Auth.,
                        Pollution Control Rev.
			(River Treatment Industrial Dev. Corp.),
                        Var. Rate, due February 1, 2004                                 1,700,000
	1,000,000	San Antonio Texas Water Systems,
                        Tax-Exempt Commercial Paper,
                        3.80%, due July 1, 1998                                         1,000,000
	1,000,000	San Antonio Texas Water Systems,
                        Tax-Exempt Commercial Paper,
                        3.55%, due July 6, 1998                                         1,000,000
	1,000,000	San Antonio Texas Water Systems, Series 95,
                        Tax-Exempt Commercial Paper,
                        3.50%, due September 15, 1998                                   1,000,000
	1,400,000	Texas A&M University,
                        Tax-Exempt Commercial Paper,
                        3.70%, due July 22, 1998                                        1,400,000
	2,100,000	Texas A&M University,
                        Tax-Exempt Commercial Paper,
                        3.65%, due July 29, 1998                                        2,100,000
	1,000,000	Texas Public Finance Auth.,
                        Tax-Exempt Commercial Paper,
                        3.70%, due July 30, 1998                                        1,000,000
	2,000,000	Texas State, Series A, T/RAN,
                        4.75%, due August 31, 1998                                      2,013,620
	2,000,000	University of Texas Sys. Rev.,
                        Tax-Exempt Commercial Paper,
                        3.60%, due August 3, 1998                                       2,000,000
	2,000,000	University of Texas Sys. Rev.,
                        Tax-Exempt Commercial Paper,
                        3.60%, due August 5, 1998                                       2,000,000
UTAH
        1,000,000       Intermountain Power,
                        Tax-Exempt Commercial Paper,
                        3.65%, due July 6, 1998                                         1,000,000
	2,000,000	Intermountain Power, Series 97B,
                        Tax-Exempt Commercial Paper,
                        3.80%, due July 6, 1998                                         2,000,000
	2,000,000	Intermountain Power,
                        Tax-Exempt Commercial Paper,
                        3.45%, due September 7, 1998                                    2,000,000
        1,700,000       Salt Lake City Utah,
                        Pollution Control Rev.
                        (British Petroleum),
                        Var. Rate, due February 1, 2008                                 1,700,000
	1,000,000	Utah State, Series A,
                        Tax-Exempt Commercial Paper,
                        3.60%, due September 30, 1998                                   1,000,000
VIRGINIA
	1,300,000	Chesterfield County Virginia, I
                        ndustrial Development Auth. (VEPCO),
			Tax-Exempt Commercial Paper,
                        3.60%, due August 5, 1998                                       1,300,000
	1,800,000	Louisa Virginia, Industrial Development Auth. (VEPCO),
                        Tax-Exempt Commercial Paper, 3.70%, due July 2, 1998            1,800,000
          500,000       Louisa Virginia, Industrial Development Auth. (VEPCO),
                        Tax-Exempt Commercial Paper, 3.65%, due July 6, 1998              500,000
WASHINGTON
	2,500,000	Seattle Municipal Power & Light,
                        Tax-Exempt Commercial Paper,
                        3.75%, due July 8, 1998                                         2,500,000
	2,250,000	Seattle Municipal Power & Light,
                        Tax-Exempt Commercial Paper,
                        3.75%, due July 9, 1998                                         2,250,000
	2,200,000	Seattle Municipal Power & Light Rev.,
                        Var. Rate, due November 1, 2018                                 2,200,000
          500,000       Washington State, Series A,
                        Var. Rate, due June 1, 2020                                       500,000
	2,000,000	Washington State Public Power Supply, Electric Rev.,
                        Var. Rate, due July 1, 2012                                     2,000,000
WISCONSIN
        1,400,000       Oak Creek Wisconsin, Pollution Control Rev.
                        (Wisconsin Electric Power Co.),
                        Var. Rate, due August 1, 2016                                   1,400,000
	1,600,000	Sheboygan Wisconsin, Pollution Control Rev.
                        (Wisconsin Power & Light Co.),
                        Var. Rate, due August 1, 2014                                   1,600,000
	1,500,000	Sheboygan Wisconsin, Pollution Control Rev.
                        (Wisconsin Electric Power Co.),
                        Var. Rate, due September 1, 2015                                1,500,000
	1,026,000	Wisconsin G.O., Tax-Exempt Commercial Paper,
                        3.65%, due July 23, 1998                                        1,026,000
TOTAL INVESTMENTS (Cost $122,839,620) - 99.81%                                      $ 122,839,620

Other assets less liabilities  - 0.19%                                                    228,213

TOTAL NET ASSETS - 100.00%
		(equivalent to $1.00 per share;
                1,000,000,000 shares of $0.01 par value
		capital shares authorized;
                123,167,662 shares outstanding)                                     $ 123,067,833

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Assets and Liabilties
June 30, 1998

ASSETS:
  Investment securities, at market value                         $ 122,839,620
  Interest receivable                                                  433,135
    Total assets                                                   123,272,755

LIABILITIES:
  Disbursements in excess of demand deposit cash                       204,922
    Total liabilities                                                  204,922
NET ASSETS                                                       $ 123,067,833

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                    $ 123,168,799
  Accumulated net realized loss on investment transactions            (100,966)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                      $ 123,067,833

Capital shares, $0.01 par value
  Authorized                                                     1,000,000,000
  Outstanding                                                      123,167,662

NET ASSET VALUE PER SHARE                                        $        1.00

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Year Ended June 30, 1998

INVESTMENT INCOME:
  Income:
    Interest                                                     $   5,968,141
  Expenses:
    Management fees                                                    833,818
    Government fees                                                     24,040
                                                                       857,858
      Net investment income                                          5,110,283

      Net increase in net assets resulting from operations       $   5,110,283

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statements of Changes in Net Assets
For the Years Ended June 30, 1998 and 1997

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          $   5,110,283               $   3,858,121
  Net realized loss from investment transactions                          -                        (23,173)
    Net increase in net assets resulting from operations             5,110,283                   3,834,948

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (5,110,283)                 (3,858,121)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                      341,343,451                 349,106,370
  Net asset value of shares issued for reinvestment
    of distributions ($1.00 per share)                                 491,717                     350,045

                                                                   341,835,168                 349,456,415
  Cost of shares redeemed ($1.00 per share)                       (381,116,251)               (315,092,608)
    Net increase (decrease) in net assets from
      capital share transactions                                   (39,281,083)                 34,363,807
      Net increase (decrease) in net assets                        (39,281,083)                 34,340,634

NET ASSETS:
  Beginning of year                                                162,348,916                 128,008,282
  End of year                                                    $ 123,067,833               $ 162,348,916

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 1998, the Fund has an accumulated net realized loss on sale of investments for federal income tax pur-poses of $100,966, which is available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES -The aggregate amounts of security transactions during the year ended June 30, 1998, were as follows:

                                                Other than
                          U.S. Government       U.S. Government
                          Securities            Securities

Purchases                 $ 225,245,715         $    -
Proceeds from sales         267,297,450              -

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage com-missions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. SUBSEQUENT EVENT - Subsequent to the Fund's year-end, the Fund name will change to UMB Scout Tax-Free Money Market Fund, Inc.


FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

                                                          1998      1997      1996      1995      1994
Net asset value, beginning of year                      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
  Income from investment operations:
    Net investment income                                 0.03      0.03      0.03      0.03      0.02
  Distributions from:
    Net investment income                               (0.03)    (0.03)    (0.03)    (0.03)    (0.02)
Net asset value, end of year                            $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Total Return                                                3%        3%        3%        3%        2%

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $  123    $  162    $  128    $   78    $   94
Ratio of expenses to average net assets                  0.54%     0.55%     0.52%     0.54%     0.53%
Ratio of net investment income to average net assets     3.21%     3.16%     3.13%     3.20%     2.06%

See accompanying Notes to Financial Statements.


INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Directors of Scout Tax-Free Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Scout Tax-Free Money Market Fund, Inc., including the statement of net assets, as of June 30, 1998 and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon (periods presented prior to June 30, 1996 were audited by other independent accountants whose reports thereon expressed unqualified opinions). These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1998, by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scout Tax-Free Money Market Fund, Inc. as of June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in the first paragraph, in conformity with generally accepted accounting principles.

BAIRD, KURTZ & DOBSON

Kansas City, Missouri
July 24, 1998


This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Martin A. Cramer, Vice President & Secretary
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

Custodian
 UMB Bank, n.a., Kansas City, Missouri

SCOUT FUNDS
P.O. Box 410498
Kansas City, MO 64141-0498
TOLL-FREE (800) 996-2862
www.umb.com

Underwriter & Distributor: Jones & Babson, Inc., Kansas City, Missouri


JB26B                          8/98